Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Young-Davidson [Member]
Total	$ 810		$ 2,720		$ 3,530
Island Gold District [Member]
Total	790		2,050		2,840
Lynn Lake [Member]
Total			120		120
Mulatos [Member]
Total	75,430	$ 2,070	820	$ 1,490	79,810
Chanate [Member]
Total			260		260
El Castillo Complex [Member]
Total	220	620	80		920
La Colorada [Member]
Total		$ 240	540		780
Cerro del Gallo [Member]
Total	60		110		170
Florida Canyon [Member]
Total	$ 1,350		$ 350		$ 1,700